FINANCING AND FINANCIAL INSTRUMENTS - Risk management policy - Foreign Exchange Rate Risk (Details) - Non deliverable forward and option contracts $ in Millions, number in Billions	Dec. 11, 2019 USD ($)	Oct. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Nominal amount of the hedging instrument		5.9
Reclassification adjustments on cash flow hedges, before tax	$ 360